Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 28, 2012	Jun. 30, 2011
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	SBTB
Entity Registrant Name	SBT BANCORP, INC.
Entity Central Index Key	0001354174
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		876,394
Entity Public Float			$ 14,352,242

CONSOLIDATED BALANCE SHEET (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 19,217,376	$ 7,164,252
Interest-bearing deposits with the Federal Reserve Bank of Boston and Federal Home Loan Bank	65,292,509	12,577,125
Money market mutual funds	5,346,422	8,342,967
Federal funds sold	2,024,000	2,787,000
Cash and cash equivalents	91,880,307	30,871,344
Interest-bearing time deposits with other banks	4,727,801	5,963,426
Investments in available-for-sale securities	56,859,126	46,289,197
Federal Home Loan Bank stock, at cost	659,600	659,600
Loans held for sale
Loans outstanding	216,552,906	205,118,164
Less allowance for loan losses	2,469,450	2,325,687
Loans, net	214,083,456	202,792,477
Premises and equipment	679,080	561,713
Accrued interest receivable	964,093	904,896
Other real estate owned		350,121
Bank owned life insurance	4,172,744	4,013,099
Other assets	3,012,872	3,160,718
Total assets	377,039,079	295,566,591
Deposits:
Demand deposits	103,778,389	55,338,463
Savings and NOW deposits	164,318,008	136,208,224
Time deposits	76,681,069	77,732,339
Total deposits	344,777,466	269,279,026
Securities sold under agreements to repurchase	3,547,736	3,235,083
Other liabilities	1,270,475	1,085,121
Total liabilities	349,595,677	273,599,230
Stockholders' equity:
Common stock, no par value; authorized 2,000,000 shares; issued and outstanding 876,808 shares and 876,394 shares, respectively, in 2011 and 864,976 shares and 864,976 shares, respectively, in 2010	9,620,201	9,381,535
Retained earnings	8,360,044	8,255,217
Treasury stock, 414 shares	(7,351)
Unearned compensation restricted stock awards	(198,830)
Accumulated other comprehensive income	717,214	260,609
Total stockholders' equity	27,443,402	21,967,361
Total liabilities and stockholders' equity	377,039,079	295,566,591
Series A Preferred stock, fixed rate cumulative perpetual
Stockholders' equity:
Preferred stock		3,850,500
Series B Preferred stock, fixed rate cumulative perpetual
Stockholders' equity:
Preferred stock		219,500
Series C Preferred stock, senior non-cumulative perpetual
Stockholders' equity:
Preferred stock	$ 8,952,124

CONSOLIDATED BALANCE SHEET (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value
Common stock, authorized	2,000,000	2,000,000
Common stock, issued	876,808	864,976
Common stock, outstanding	876,394	864,976
Treasury stock, shares	414
Series A Preferred stock, fixed rate cumulative perpetual
Preferred stock, no par
Preferred stock, shares issued		4,000
Preferred stock, liquidation value		$ 1,000
Series B Preferred stock, fixed rate cumulative perpetual
Preferred stock, no par
Preferred stock, shares issued		200
Preferred stock, liquidation value		1,000
Series C Preferred stock, senior non-cumulative perpetual
Preferred stock, no par
Preferred stock, shares issued	9,000
Preferred stock, outstanding	9,000
Preferred stock, liquidation value	$ 1,000

CONSOLIDATED STATEMENTS OF INCOME (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest and dividend income:
Interest and fees on loans	$ 9,975,186	$ 10,227,783
Interest on debt securities:
Taxable	991,904	1,120,003
Tax-exempt	450,097	455,493
Dividends	8,719	6,157
Other interest	284,542	221,621
Total interest and dividend income	11,710,448	12,031,057
Interest expense:
Interest on deposits	1,488,948	1,773,383
Interest on Federal Home Loan Bank advances		175
Interest on securities sold under agreements to repurchase	28,010	39,970
Total interest expense	1,516,958	1,813,528
Net interest and dividend income	10,193,490	10,217,529
Provision for loan losses	495,000	755,000
Net interest and dividend income after provision for loan losses	9,698,490	9,462,529
Noninterest income:
Service charges on deposit accounts	510,604	523,770
Gain on sale of investments	445,338
Gain on sale of mortgages	427,451	226,580
Investment services fees and commissions	178,204	114,046
Other service charges and fees	650,914	760,549
Increase in cash surrender value of life insurance policies	159,645	167,016
Other income	9,259	8,820
Total noninterest income	2,381,415	1,800,781
Noninterest expense:
Salaries and employee benefits	5,622,792	4,818,836
Occupancy expense	1,097,570	1,133,024
Equipment expense	254,560	287,414
Loss on sale of other real estate owned	27,659
Professional fees	752,772	722,772
Advertising and promotions	490,086	407,944
Forms and supplies	186,668	146,103
Correspondent charges	311,827	290,468
FDIC assessment	360,554	402,837
Postage	82,276	97,779
Directors' fees	197,439	146,233
Data processing	446,027	394,585
Other expense	924,296	906,512
Total noninterest expense	10,754,526	9,754,507
Income before income tax expense	1,325,379	1,508,803
Income tax expense	415,849	362,094
Net income	909,530	1,146,709
Net income available to common stockholders	$ 549,955	$ 888,709
Earnings per common share	$ 0.64	$ 1.03
Earnings per common share, assuming dilution	$ 0.63	$ 1.03

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Total	Preferred Stock Series A	Preferred Stock Series B	Preferred Stock Series C	Common Stock	Retained Earnings	Treasury Stock	Unearned Compensation Restricted Stock Awards	Accumulated Other Comprehensive Income
Beginning Balance at Dec. 31, 2009	$ 21,411,578	$ 3,804,500	$ 225,500		$ 9,372,068	$ 7,781,696			$ 227,814
Comprehensive income:
Net income	1,146,709					1,146,709
Net change in unrealized holding gain on available-for-sale securities, net of tax effect	32,795								32,795
Comprehensive income	1,179,504
Preferred stock dividends	(218,000)					(218,000)
Preferred stock amortization (accretion)		46,000	(6,000)			(40,000)
Stock based compensation	9,467				9,467
Dividends declared common stock ($0.48 per share in 2011 and 2010)	(415,188)					(415,188)
Ending Balance at Dec. 31, 2010	21,967,361	3,850,500	219,500		9,381,535	8,255,217			260,609
Comprehensive income:
Net income	909,530					909,530
Net change in unrealized holding gain on available-for-sale securities, net of tax effect	456,605								456,605
Comprehensive income	1,366,135
Preferred stock dividends	(252,137)					(252,137)
Preferred stock amortization (accretion)		149,500	(19,500)	4,688		(134,688)
Stock based compensation	28,748							28,748
Forfeiture - restricted stock award	50					50	(7,351)	7,351
Restricted stock awards					234,929			(234,929)
Preferred stock redeemed	(4,200,000)	(4,000,000)	(200,000)
Preferred stock issued, net of issuance costs	8,947,436			8,947,436
Common stock issued	3,737				3,737
Dividends declared common stock ($0.48 per share in 2011 and 2010)	(417,928)					(417,928)
Ending Balance at Dec. 31, 2011	$ 27,443,402			$ 8,952,124	$ 9,620,201	$ 8,360,044	$ (7,351)	$ (198,830)	$ 717,214

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Dividends declared common stock, per share	$ 0.48	$ 0.48

Statement of Other Comprehensive Income Reclassification Disclosure (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Net unrealized holding gains on available-for-sale securities	$ 1,105,148	$ 53,719
Reclassification adjustment for realized gains losses in net income	(445,338)
Other comprehensive income before income tax effect	659,810	53,719
Income tax expense	(203,205)	(20,924)
Other comprehensive income, net of tax	$ 456,605	$ 32,795

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 909,530	$ 1,146,709
Adjustments to reconcile net income to net cash provided (used in) by operating activities:
Interest capitalized on interest-bearing time deposits with other banks	(173,192)	(189,772)
Amortization of securities, net	225,274	192,264
Gain on sale of available-for-sale securities	(445,338)
Change in deferred loan costs, net	(155,058)	(76,917)
Provision for loan losses	495,000	755,000
Loss on sale of other real estate owned	27,659
Depreciation and amortization	216,013	229,536
Accretion on impairment of operating lease	(44,245)	(44,246)
(Increase) decrease in other assets	(13,658)	363,274
(Increase) decrease in interest receivable	(59,197)	72,454
(Increase) decrease in taxes receivable	(828,981)	164,094
Deferred income tax expense	827,830
Increase in cash surrender value of bank owned life insurance	(159,645)	(167,016)
Stock based compensation	28,748	9,467
Increase in other liabilities	236,147	159,936
(Decrease) increase in interest payable	(9,237)	967
Net cash provided by operating activities	1,077,650	2,615,750
Cash flows from investing activities:
Maturities and redemptions of interest-bearing time deposits with other banks	1,408,817
Purchases of interest-bearing time deposits with other banks		(285,617)
Purchases of available-for-sale securities	(36,465,422)	(18,775,486)
Proceeds from maturities of available-for-sale securities	18,500,893	22,359,060
Proceeds from sales of available-for-sale securities	8,274,474
Loan originations and principal collections, net	(263,700)	(10,011,392)
Loans purchased	(11,090,454)	(2,511,917)
Recoveries of loans previously charged off	5,633	6,147
Proceeds from sale of other real estate owned	40,062
Capital expenditures	(373,930)	(108,100)
Purchases of Federal Home Loan Bank stock		(28,900)
Net cash used in investing activities	(19,963,627)	(9,356,205)
Cash flows from financing activities:
Net increase in demand deposits, NOW and savings accounts	76,549,710	23,177,625
Decrease in time deposits	(1,051,270)	(4,344,281)
Net increase in securities sold under agreements to repurchase	312,653	2,322,234
Proceeds from issuance of preferred stock	9,000,000
Preferred stock issuance costs	(52,564)
Proceeds from issuance of common stock	3,737
Redemption of preferred stock - Series A and B	(4,200,000)
Dividends paid - preferred stock	(252,137)	(218,000)
Dividends paid - common stock	(415,189)	(415,188)
Net cash provided by financing activities	79,894,940	20,522,390
Net increase in cash and cash equivalents	61,008,963	13,781,935
Cash and cash equivalents at beginning of year	30,871,344	17,089,409
Cash and cash equivalents at end of year	91,880,307	30,871,344
Supplemental disclosures:
Interest paid	1,526,195	1,812,561
Income taxes paid	417,000	198,000
Loans transferred to other real estate owned		350,121
Loan originated to finance sale of other real estate owned	282,400
Increase in common stock dividends held in escrow	$ 2,689

NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2011
NATURE OF OPERATIONS
NOTE 1 - NATURE OF OPERATIONS

On March 2, 2006, The Simsbury Bank & Trust Company, Inc. (the “Bank”) reorganized into a holding company structure.  As a result, the Bank became a wholly-owned subsidiary of SBT Bancorp, Inc. (the “Company”) and each outstanding share of common stock of the Bank was converted into the right to receive one share of the common stock, no par value, of the Company.  The Company files reports with the Securities and Exchange Commission and is supervised by the Board of Governors of the Federal Reserve System.

The Bank is a state chartered bank which was incorporated on April 28, 1992 and is headquartered in Simsbury, Connecticut.  The Bank commenced operations on March 31, 1995 engaging principally in the business of attracting deposits from the general public and investing those deposits in securities, residential and commercial real estate, consumer and small business loans.

ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
ACCOUNTING POLICIES
NOTE 2 - ACCOUNTING POLICIES

The accounting and reporting policies of the Company and its subsidiary conform to accounting principles generally accepted in the United States of America and predominant practices within the banking industry.  The consolidated financial statements of the Company were prepared using the accrual basis of accounting.  The significant accounting policies of the Company are summarized below to assist the reader in better understanding the consolidated financial statements and other data contained herein.

USE OF ESTIMATES:

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

BASIS OF PRESENTATION:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary the Bank and the Bank’s wholly-owned subsidiaries, SBT Investment Services, Inc. and NERE Holdings, Inc.  SBT Investment Services, Inc. was established solely for the purpose of providing investment products, financial advice and services to its clients and the community.  NERE Holdings, Inc. was established to hold real estate. All significant intercompany accounts and transactions have been eliminated in the consolidation.

CASH AND CASH EQUIVALENTS:

For purposes of reporting cash flows, cash and cash equivalents include cash on hand, cash items, due from banks, Federal Home Loan Bank interest-bearing demand and overnight deposits, Federal Reserve Bank interest-bearing demand deposits, money market mutual funds and federal funds sold.

Cash and due from banks as of December 31, 2011 and 2010 includes $5,475,000 and $4,070,000, respectively, which is subject to withdrawals and usage restrictions to satisfy the reserve requirements of the Federal Reserve Bank of Boston and Bankers’ Bank Northeast.

SECURITIES:

Investments in debt securities are adjusted for amortization of premiums and accretion of discounts computed so as to approximate the interest method.  Gains or losses on sales of investment securities are computed on a specific identification basis.

The Company classifies debt and equity securities into one of three categories:  held-to-maturity, available-for-sale, or trading.  These security classifications may be modified after acquisition only under certain specified conditions.  In general, securities may be classified as held-to-maturity only if the Company has the positive intent and ability to hold them to maturity.  Trading securities are defined as those bought and held principally for the purpose of selling them in the near term.  All other securities must be classified as available-for-sale.

--
Held-to-maturity securities are measured at amortized cost in the consolidated balance sheets.  Unrealized holding gains and losses are not included in earnings, or in a separate component of capital.  They are merely disclosed in the notes to the consolidated financial statements.

--
Available-for-sale securities are carried at fair value on the consolidated balance sheets.  Unrealized holding gains and losses are not included in earnings but are reported as a net amount (less expected tax) in a separate component of capital until realized.

--	Trading securities are carried at fair value on the consolidated balance sheets. Unrealized holding gains and losses for trading securities are included in earnings.

For any debt security with a fair value less than its amortized cost basis, the Company will determine whether it has the intent to sell the debt security or whether it is more likely than not it will be required to sell the debt security before the recovery of its amortized cost basis.  If either condition is met, the Company will recognize a full impairment charge to earnings.  For all other debt securities that are considered other-than-temporarily impaired and do not meet either condition, the credit loss portion of impairment will be recognized in earnings as realized losses.  The other-than-temporary impairment related to all other factors will be recorded in other comprehensive income.

Declines in marketable equity securities below their cost that are deemed other than temporary are reflected in earnings as realized losses.

As a member of the Federal Home Loan Bank (FHLB), the Company is required to invest in $100 par value stock of FHLB.  The FHLB capital structure mandates that members must own stock as determined by their Total Stock Investment Requirement which is the sum of a member’s Membership Stock Investment Requirement and Activity-Based Stock Investment Requirement.  The Membership Stock Investment Requirement is calculated as 0.35% of member’s Stock Investment Base, subject to a minimum investment of $10,000 and a maximum investment of $25,000,000.  The Stock Investment Base is an amount calculated based on certain assets held by a member that are reflected on call reports submitted to applicable regulatory authorities.  The Activity-Based Stock Investment Requirement is calculated as 4.5% of a member’s outstanding principal balances of FHLB advances plus a percentage of advance commitments, 4.5% of standby letters of credit issued by the FHLB and 4.5% of the value of intermediated derivative contracts.  Management evaluates the Company’s investment in FHLB of Boston stock for other-than-temporary impairment at least on a quarterly basis and more frequently when economic or market conditions warrant such evaluation.  Based on its most recent analysis of the FHLB of Boston as of December 31, 2011 management deems its investment in FHLB of Boston stock to be not other-than-temporarily impaired.

On December 8, 2008, the Federal Home Loan Bank of Boston announced a moratorium on the repurchase of excess stock held by its members.  The moratorium will remain in effect indefinitely.

LOANS HELD-FOR-SALE:

Loans held-for-sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate.  Net unrealized losses are provided for in a valuation allowance by charges to operations.  Interest income on mortgages held-for-sale is accrued currently and classified as interest on loans.

LOANS:

Loans receivable that management has the intent and ability to hold until maturity or payoff, are reported at their outstanding principal balances adjusted for amounts due to borrowers on unadvanced loans, any charge-offs, the allowance for loan losses and any deferred fees or costs on originated loans, or unamortized premiums or discounts on purchased loans.

Interest on loans is recognized on a simple interest basis.

Loan origination and commitment fees and certain direct origination costs are deferred, and the net amount amortized as an adjustment of the related loan's yield.  The Company is amortizing these amounts over the contractual life of the related loans.

Residential real estate loans are generally placed on nonaccrual when reaching 90 days past due or in process of foreclosure.  All closed-end consumer loans 90 days or more past due and any equity line in the process of foreclosure are placed on nonaccrual status.  Secured consumer loans are written down to realizable value and unsecured consumer loans are charged-off upon reaching 120 or 180 days past due depending on the type of loan.  Commercial real estate loans and commercial business loans and leases which are 90 days or more past due are generally placed on nonaccrual status, unless secured by sufficient cash or other assets immediately convertible to cash.  When a loan has been placed on nonaccrual status, previously accrued and uncollected interest is reversed against interest on loans.  A loan can be returned to accrual status when collectability of principal is reasonably assured and the loan has performed for a period of time, generally six months.

Cash receipts of interest income on impaired loans are credited to principal to the extent necessary to eliminate doubt as to the collectability of the net carrying amount of the loan.  Some or all of the cash receipts of interest income on impaired loans is recognized as interest income if the remaining net carrying amount of the loan is deemed to be fully collectible.  When recognition of interest income on an impaired loan on a cash basis is appropriate, the amount of income that is recognized is limited to that which would have been accrued on the net carrying amount of the loan at the contractual interest rate.  Any cash interest payments received in excess of the limit and not applied to reduce the net carrying amount of the loan are recorded as recoveries of charge-offs until the charge-offs are fully recovered.

The Company has certain lending policies and procedures in place that are designed to maximize loan income with an acceptable level of risk.  Management reviews and approves these policies and procedures on an annual basis.  A reporting system is in place which provides management with frequent reports related to loan quality, loan production, loan delinquencies and non-performing or potential problem loans.

Commercial and industrial loans are underwritten after evaluating historical and projected profitability and cash flow to determine the borrower’s ability to repay their obligation as agreed.  Underwriting standards are designed to promote relationship banking rather than transactional banking.  Commercial and industrial loans are made primarily based on the identified cash flow of the borrower and secondarily on the underlying collateral supporting the loan facility.  The cash flow of the borrower may not be as expected and the collateral supporting the loan may fluctuate in value.  Most commercial and industrial loans are secured by the assets being financed or other business assets such as accounts receivable and inventory and may incorporate a personal guarantee. Some loans may be made on an unsecured basis.  In the case of loans secured by accounts receivable, the availability of funds for the repayment of these loans may be substantially dependent upon the ability of the borrower to collect amounts due from its customers.

Commercial real estate loans are subject to the underwriting standards and processes similar to commercial and industrial loans, in addition to those underwriting standards for real estate loans.  These loans are viewed primarily as cash flow dependent and secondarily as loans secured by real estate.  Commercial real estate lending typically involves higher principal balances and longer repayment periods.  Repayment of these loans is generally dependent upon the successful operation of the property securing the loan or the principal business conducted on the property securing the loan.  Commercial real estate loans may be adversely affected by conditions in the real estate markets or the economy in general.  The properties securing the Company’s commercial real estate portfolio are diverse in terms of type and geographic location.  This diversification reduces the exposure to adverse economic conditions that affect any single market or industry.  Management monitors and evaluates commercial real estate loans based on collateral, geography and risk-rating criteria.  The Company also utilizes third-party experts to provide environmental and market valuations, in addition to economic conditions and trends within a specific industry.  The Company also tracks the level of owner occupied commercial real estate loans within its commercial real estate portfolio.  At December 31, 2011, approximately 54.8% of the outstanding principal balance of the Company’s commercial real estate loans were secured by owner-occupied properties.

With respect to land developers and builders that are secured by non-owner-occupied properties that the Company may originate from time to time, the Company generally requires that the borrower have a proven record of success.  Construction loans are underwritten based upon a financial analysis of the developers and property owners and construction cost estimates, in addition to independent appraisal valuations.  These loans will rely on the value associated with the project upon completion.  These cost and valuation estimates may be inaccurate.  Construction loans generally involve the disbursement of substantial funds over a short period of time with repayment substantially dependent upon the success of the completed project.  Sources of repayment of these loans would be permanent financing upon completion or sales of developed property.  These loans are closely monitored by onsite inspections and are considered to be of a higher risk than other real estate loans due to their ultimate repayment being sensitive to general economic conditions, availability of long-term financing, interest rate sensitivity, and governmental regulation of real property.

The Company originates consumer loans utilizing a computer-based credit-scoring analysis to supplement the underwriting process.  To monitor and manage consumer loan risk, policies and procedures are developed and modified, as needed, jointly by staff and management.  This continual review, coupled with the high volume of borrowers of smaller dollar loans, minimizes risk.  Additionally, trend and outlook reports are reviewed by management on a regular basis.  Underwriting standards for home equity loans are heavily influenced by regulatory requirements, which include but are not limited to a maximum loan-to-value of 75%, collection remedies, the number of such loans that a borrower can have at one time, and documentation requirements.

The Company engages an independent loan review firm that reviews and validates the credit risk program on a periodic basis.  Results of these reviews are presented to management and the Board of Directors.  The loan review process complements and reinforces the risk identification process and assessment decisions made by the relationship managers and credit officer, as well as the Company’s policies and procedures.

ALLOWANCE FOR LOAN LOSSES:

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to earnings.  Loan losses are charged against the allowance when management believes the uncollectability of a loan balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectability of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions.  This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

GENERAL COMPONENT:

The general component of the allowance for loan losses is based on historical loss experience adjusted for qualitative factors stratified by the following loan segments:  residential real estate, commercial real estate, construction, commercial and consumer.  Management uses a rolling average of historical losses based on a time frame appropriate to capture relevant loss data for each loan segment.  This historical loss factor is adjusted for the following qualitative factors:  levels/trends in delinquencies; trends in volume and terms of loans; effects of changes in risk selection and underwriting standards and other changes in lending policies, procedures and practices; experience/ability/depth of lending management and staff; and national and local economic trends and conditions.  There were no changes in the Company’s policies or methodology pertaining to the general component of the allowance for loan losses during 2011.

The qualitative factors are determined based on the various risk characteristics of each loan segment.  Risk characteristics relevant to each portfolio segment are as follows:

Residential real estate:  The Company generally does not originate loans with a loan-to-value ratio greater than 80 percent without obtaining private mortgage insurance for any amounts over 80% and does not grant subprime loans.  All loans in this segment are collateralized by owner-occupied residential real estate and repayment is dependent on the credit quality of the individual borrower.  The overall health of the economy, including unemployment rates and housing prices, will have an effect on the credit quality in this segment.

Commercial real estate:  Loans in this segment are primarily income-producing properties throughout the Farmington Valley in Connecticut.  The underlying cash flows generated by the properties are adversely impacted by a downturn in the economy as evidenced by increased vacancy rates, which in turn will, have an effect on the credit quality in this segment.  Management periodically obtains rent rolls annually and continually monitors the cash flows of these loans.

Construction loans:  Loans in this segment primarily include speculative real estate development loans for which payment is derived from sale of the property.  Credit risk is affected by cost overruns, time to sell at an adequate price, and market conditions.

Commercial loans:  Loans in this segment are made to businesses and are generally secured by assets of the business.  Repayment is expected from the cash flows of the business.  A weakened economy, and resultant decreased consumer spending, will have an effect on the credit quality in this segment.

Consumer loans:  Loans in this segment are generally unsecured and repayment is dependent on the credit quality of the individual borrower.

ALLOCATED COMPONENT:

The allocated component relates to loans that are classified as impaired.  Impairment is measured on a loan-by-loan basis for commercial, commercial real estate and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.  An allowance is established when the discounted cash flows (or collateral value) of the impaired loan is lower than the carrying value of that loan.  Large groups of smaller balance homogeneous loans are collectively evaluated for impairment.  Accordingly, the Company does not separately identify individual consumer and residential real estate loans for impairment disclosures, unless such loans are subject to a troubled debt restructuring agreement.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement.  Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due.  Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.

The Company periodically may agree to modify the contractual terms of loans.  When a loan is modified and a concession is made to a borrower experiencing financial difficulty, the modification is considered a troubled debt restructuring ("TDR").  All TDRs are initially classified as impaired.

UNALLOCATED COMPONENT:

An unallocated component is maintained to cover uncertainties that could affect management’s estimate of probable losses.  The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating allocated and general reserves in the portfolio.

PREMISES AND EQUIPMENT:

Premises and equipment are stated at cost, less accumulated depreciation and amortization.  Cost and related allowances for depreciation and amortization of premises and equipment retired or otherwise disposed of are removed from the respective accounts with any gain or loss included in income or expense.  Depreciation and amortization are calculated principally on the straight-line method over the estimated useful lives of the assets.  Estimated lives are 3 to 20 years for furniture and equipment.  Leasehold improvements are amortized over the lesser of the life of the lease or the estimated life of the improvements.

OTHER REAL ESTATE OWNED AND IN-SUBSTANCE FORECLOSURES:

Other real estate owned includes properties acquired through foreclosures and properties classified as in-substance foreclosures in accordance with ASC 310-40, “Receivables – Troubled Debt Restructuring by Creditors.”  These properties are carried at the lower of cost or estimated fair value less estimated costs to sell.  Any writedown from cost to estimated fair value required at the time of foreclosure or classification as in-substance foreclosure is charged to the allowance for loan losses.  Expenses incurred in connection with maintaining these assets, subsequent writedowns, and gains or losses recognized upon sale are included in other expense.

In accordance with ASC 310-10-35, “Receivables – Overall – Subsequent Measurements,” the Company classifies loans as in-substance repossessed or foreclosed if the Company receives physical possession of the debtor’s assets regardless of whether formal foreclosure proceedings take place.

FAIR VALUES OF FINANCIAL INSTRUMENTS:

ASC 825, “Financial Instruments,” requires that the Company disclose estimated fair values for its financial instruments.  Fair value methods and assumptions used by the Company in estimating its fair value disclosures are as follows:

Cash and cash equivalents:  The carrying amounts reported in the balance sheets for cash and cash equivalents approximate those assets' fair values.

Interest-bearing time deposits with banks:  The fair values of interest bearing time deposits with banks are estimated using discounted cash flow analyses using interest rates currently being offered for deposits with similar terms to investors.

Securities:  Fair values for securities are based on quoted market prices, where available.  If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments.

Loans held-for-sale:  Fair values for loans held-for-sale are estimated based on outstanding investor commitments, or in the absence of such commitments, are based on current investor yield requirements.

Loans receivable:  For variable-rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values.  The fair values for other loans are estimated by discounting the future cash flows, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality.

Accrued interest receivable:  The carrying amount of accrued interest receivable approximates its fair value.

Deposit liabilities:  The fair values disclosed for demand deposits, regular savings, NOW accounts, and money market accounts are equal to the amount payable on demand at the reporting date (i.e., their carrying amounts).  Fair values for certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities on time deposits.

Federal Home Loan Bank advances:  Fair values of Federal Home Loan Bank advances are estimated using discounted cash flow analyses based on the Company’s current incremental borrowing rates for similar types of borrowing arrangements.

Securities sold under agreements to repurchase:  The carrying amounts of securities sold under agreements to repurchase approximate their fair values.

Due to broker:  The carrying amount of due to broker approximates its fair value.

Off-balance sheet instruments:  The fair value of commitments to originate loans is estimated using the fees currently charged to enter similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties.  For fixed-rate loan commitments and the unadvanced portion of loans, fair value also considers the difference between current levels of interest rates and the committed rates.  The fair value of letters of credit is based on fees currently charged for similar agreements or on the estimated cost to terminate them or otherwise settle the obligation with the counterparties at the reporting date.

ADVERTISING:

The Company directly expenses costs associated with advertising as they are incurred.

INCOME TAXES:

The Company recognizes income taxes under the asset and liability method.  Under this method, deferred tax assets and liabilities are established for the temporary differences between the accounting basis and the tax basis of the Company's assets and liabilities at enacted tax rates expected to be in effect when the amounts related to such temporary differences are realized or settled.

STOCK BASED COMPENSATION:

At December 31, 2011, the Company has stock-based employee compensation plans which are described more fully in Note 17.  The Company accounts for the plans under ASC 718-10, “Compensation – Stock Compensation – Overall.”  During the years ended December 31, 2011 and 2010, $28,748 and $9,467, respectively, in stock-based employee compensation was recognized.

EARNINGS PER SHARE:

Basic earnings per share excludes dilution and is computed by dividing income available to common stockholders by the weighted-average number of common shares outstanding for the period.  Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the entity.

RECENT ACCOUNTING PRONOUNCEMENTS:

In December 2010, the Financial Accounting Standards Board (FASB) issued ASU 2010-28, “Intangibles – Goodwill and Other.” This ASU addresses when to perform step 2 of the goodwill impairment test for reporting units with zero or negative carrying amounts.  The amendments in this ASU are effective for fiscal years, and interim periods beginning after December 15, 2010.

In December 2010, the FASB issued ASU 2010-29, “Disclosure of Supplementary Pro Forma Information for Business Combinations.”  This ASU addresses diversity in practice about the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations.  This ASU is effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010.

In April 2011, the FASB issued ASU 2011-02, “A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring.”  This ASU provides additional guidance or clarification to help creditors determine whether a restructuring constitutes a troubled debt restructuring.  For public entities, the amendments in this ASU are effective for the first interim or annual period beginning on or after June 15, 2011, and should be applied retrospectively to the beginning of the annual period of adoption.  As a result of applying these amendments, an entity may identify receivables that are newly considered impaired, and should measure impairment on those receivables prospectively for the first interim or annual period beginning on or after June 15, 2011.  Additional disclosures are also required under this ASU.  The adoption of this ASU did not have a significant impact on the Company’s financial condition or results of operations.  (see  Note 4)

In April 2011, the FASB issued ASU 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.”  The objective of this ASU is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity.  This ASU prescribes when an entity may or may not recognize a sale upon the transfer of financial assets subject to repurchase agreements.  The guidance in this ASU is effective for the first interim or annual period beginning on or after December 15, 2011.  Early adoption is not permitted.

In May 2011, the FASB issued ASU 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards.”  The amendments in this ASU explain how to measure fair value.  They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting.  The amendments in this ASU are to be applied prospectively.  The amendments are effective during interim and annual periods beginning after December 15, 2011.

In June 2011, the FASB issued ASU 2011-05, “Presentation of Comprehensive Income.”  The objective of this ASU is to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income.  Under this ASU, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  An entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income.  An entity is required to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented.  The amendments in this ASU should be applied retrospectively.  The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.

In December 2011, the FASB issued ASU 2011-11, “Disclosures about Offsetting Assets and Liabilities.” This ASU is to enhance current disclosures. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The amendments in this ASU are effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Company does not anticipate that the adoption of this guidance will have a material impact on the consolidated financial statements.

In December 2011, the FASB issued ASU 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.”  The amendments in this update defer those changes in ASU 2011-05 that relate to the presentation of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented.  All other requirements in ASU 2011-05 are not affected by this update.  The amendments are effective during interim and annual periods beginning after December 15, 2011.   The Company does not anticipate that the adoption of this guidance will have a material impact on its consolidated financial statements.

INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES	12 Months Ended
Dec. 31, 2011
INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES
NOTE 3 - INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES

Debt and equity securities have been classified in the consolidated balance sheets according to management’s intent.  The amortized cost of securities and their approximate fair values are as follows as of December 31:

	Amortized	Gross	Gross
	Cost	Unrealized	Unrealized	Fair
	Basis	Gains	Losses	Value
December 31, 2011:
Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	$12,500,000	$45,166	$2,587	$12,542,579
Obligations of states and municipalities	12,915,524	698,144	1,420	13,612,248
Corporate debt securities	2,509,052	4,208	28,825	2,484,435
Mortgage-backed securities	26,616,556	415,638	165,940	26,866,254
SBA loan pools	1,231,306	122,304	-	1,353,610
U.S. government sponsored enterprises perpetual/callable preferred stocks	-	-	-	-
Marketable equity securities	5,346,422	-	-	5,346,422
	61,118,860	1,285,460	198,772	62,205,548
Money market mutual funds included in cash and cash equivalents	(5,346,422)	-	-	(5,346,422)
Total available-for-sale securities	$55,772,438	$1,285,460	$198,772	$56,859,126

	Amortized	Gross	Gross
	Cost	Unrealized	Unrealized	Fair
	Basis	Gains	Losses	Value
December 31, 2010:
Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	$10,749,626	$76,693	$35,297	$10,791,022
Obligations of states and municipalities	11,607,144	94,764	135,763	11,566,145
Corporate debt securities	1,003,447	21,281	2,633	1,022,095
Mortgage-backed securities	21,026,171	453,027	172,085	21,307,113
SBA loan pools	1,459,431	108,893	-	1,568,324
U.S. government sponsored enterprises perpetual/callable preferred stocks	16,500	17,998	-	34,498
Marketable equity securities	8,342,967	-	-	8,342,967
	54,205,286	772,656	345,778	54,632,164
Money market mutual funds included in cash and cash equivalents	(8,342,967)	-	-	(8,342,967)
Total available-for-sale securities	$45,862,319	$772,656	$345,778	$46,289,197

The scheduled maturities of securities were as follows as of December 31, 2011:
Fair Value
Due within one year	$1,004,744
Due after one year through five years	14,526,635
Due after five years through ten years	1,572,742
Due after ten years	11,535,141
SBA loan pools	1,353,610
Mortgage-backed securities	26,866,254
$56,859,126

During 2011, proceeds from sales of available-for-sale securities amounted to $8,274,474. Gross realized gains on those sales amounted to $445,338. The tax expense applicable to these gross realized gains amounted to $151,415.  There were no sales of available-for-sale securities during the year ended December 31, 2010.

The following securities of issuers exceeded 10% of stockholders’ equity as of December 31, 2011:

	Amortized	Fair
Issuer	Cost Basis	Value
Invesco ATST Premier Portfolio-Institutional Class	$5,341,184	$5,341,184

As of December 31, 2011 and 2010, the total carrying amounts of securities pledged for securities sold under agreements to repurchase and public deposits were $14,983,075 and $16,587,463, respectively.

The aggregate fair value and unrealized losses of securities that have been in a continuous unrealized loss position for less than twelve months and for twelve months or more, and are not other than temporarily impaired, are as follows:

	Less than 12 Months		12 Months or Longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
December 31, 2011:
Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	$1,497,413	$2,587	$-	$-	$1,497,413	$2,587
Obligations of states and municipalities	898,396	1,420	-	-	898,396	1,420
Corporate debt securities	1,000,095	3,042	473,240	25,783	1,473,335	28,825
Mortgage-backed securities	6,506,546	47,251	495,686	118,689	7,002,232	165,940
Total temporarily impaired securities	$9,902,450	$54,300	$968,926	$144,472	$10,871,376	$198,772

	Less than 12 Months		12 Months or Longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
December 31, 2010:
Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	$5,214,703	$35,297	$-	$-	$5,214,703	$35,297
Obligations of states and municipalities	3,759,853	135,763	-	-	3,759,853	135,763
Corporate debt securities	496,130	2,633	-	-	496,130	2,633
Mortgage-backed securities	3,900,106	61,665	847,756	110,420	4,747,862	172,085
Total temporarily impaired securities	$13,370,792	$235,358	$847,756	$110,420	$14,218,548	$345,778

The investments in the Company’s investment portfolio that are temporarily impaired as of December 31, 2011 consist of debt issued by states of the United States and political subdivisions of the states, U.S. corporations, and U.S. government corporations and agencies.  Company management considers investments with an unrealized loss as of December 31, 2011 to be only temporarily impaired because the impairment is attributable to changes in market interest rates and current market inefficiencies.  Company management anticipates that the fair value of securities that are currently impaired will recover to cost basis. As management has the ability to hold securities for the foreseeable future no declines are deemed to be other than temporary.

LOANS	12 Months Ended
Dec. 31, 2011
LOANS
NOTE 4 - LOANS

Loans consisted of the following as of December 31:

	2011	2010
Commercial, financial and agricultural	$15,144,918	$13,568,271
Real estate - construction and land development	1,307,453	4,986,546
Real estate - residential	99,691,636	100,650,201
Real estate - commercial	39,722,930	31,293,763
Home equity	48,484,593	47,745,835
Municipal	1,806,750	2,034,597
Consumer	9,912,709	4,512,092
	216,070,989	204,791,305
Allowance for loan losses	(2,469,450)	(2,325,687)
Deferred costs, net	481,917	326,859
Net loans	214,083,456	$202,792,477

The following table sets forth information regarding the allowance for loan losses by portfolio segment.

	Real Estate:

	Residential	Commercial	Construction and Land Development	Home Equity	Commercial & Industrial	Consumer	Unallocated	Total

December 31, 2011:
Allowance for
loan losses:
Beginning balance	$838,321	$464,526	$67,655	$360,280	$410,355	$93,579	$90,971	$2,325,687
Charge-offs	(20,000)	(68,000)	(185,330)	-	(43,085)	(40,455)	-	(356,870)
Recoveries	-	-	275	-	-	5,358	-	5,633
(Benefit) provision	(68,030)	175,831	139,102	(17,729)	55,055	135,657	75,114	495,000
Ending balance	$750,291	$572,357	$21,702	$342,551	$422,325	$194,139	$166,085	$2,469,450

Ending balance:
Individually
evaluated for
impairment	$62,000	$-	$-	$-	$-	$-	$-	$62,000
Ending balance:
Collectively
evaluated for
impairment	688,291	572,357	21,702	342,551	422,325	194,139	166,085	2,407,450
Total allowance
for loan losses
ending balance	$750,291	$572,357	$21,702	$342,551	$422,325	$194,139	$166,085	$2,469,450

Loans:
Ending balance:
Individually
evaluated for
impairment	$807,869	$250,007	$398,901	$-	$215,000	$-	$-	$1,671,777
Ending balance:
Collectively
evaluated for
impairment	98,883,767	39,472,923	908,552	48,484,593	16,736,668	9,912,709	-	214,399,212
Total loans
ending balance	$99,691,636	$39,722,930	$1,307,453	$48,484,593	$16,951,668	$9,912,709	$-	$216,070,989

December 31, 2010:
Allowance:
Ending balance:
Individually
evaluated for
impairment	$79,000	$-	$-	$600	$-	$-	$-	$79,600

Ending balance:
Collectively
evaluated for
impairment	759,321	464,526	67,655	359,680	410,355	93,579	90,971	2,246,087

Total allowance
for loan lease loss
ending balance	$838,321	$464,526	$67,655	$360,280	$410,355	$93,579	$90,971	$2,325,687

Loans:
Ending balance:
Individually
evaluated for
impairment	$400,747	$325,340	$1,000,838	$7,703	$-	$-	$-	$1,734,628

Ending balance:
Collectively
evaluated
for impairment	100,249,454	30,968,423	3,985,708	47,738,132	15,602,868	4,512,092	-	203,056,677

Total loans
ending balance	$100,650,201	$31,293,763	$4,986,546	$47,745,835	$15,602,868	$4,512,092	$-	$204,791,305

Changes in the allowance for loan losses were as follows for the years ended December 31:

2010
Balance at beginning of year	$2,211,301
Provision for loan losses	755,000
Charge offs	(646,761)
Recoveries of loans previously charged off	6,147
Balance at end of year	$2,325,687

The following table presents the Company’s loans by risk rating as of December 31, 2011 and 2010:

Credit quality indicators
	Real Estate
			Construction
			and Land		Commercial
	Residential	Commercial	Development	Home Equity	and Industrial	Consumer	Total
December 31, 2011:
Grade:
Pass	$-	$35,746,046	$908,552	$-	$13,343,876	$-	$49,998,474
Special Mention	-	3,338,869	-	-	2,930,011	-	6,268,880
Substandard	1,348,824	638,015	398,901	238,043	677,781	-	3,301,564
Loans not
formally rated	98,342,812	-	-	48,246,550	-	9,912,709	156,502,071
Total	$99,691,636	$39,722,930	$1,307,453	$48,484,593	$16,951,668	$9,912,709	$216,070,989

December 31, 2010:
Grade:
Pass	$-	$28,772,074	$3,645,753	$-	$14,334,120	$-	$46,751,947
Special Mention	259,610	1,797,703	339,955	-	162,364	-	2,559,632
Substandard	769,024	723,986	1,000,838	420,215	1,106,384	8,563	4,029,010
Loans not
formally rated	99,621,567	-	-	47,325,620	-	4,503,529	151,450,716
Total	$100,650,201	$31,293,763	$4,986,546	$47,745,835	$15,602,868	$4,512,092	$204,791,305

Credit Quality Indicators:  As part of the ongoing monitoring of the credit quality of the Company’s loan portfolio, management tracks certain credit quality indicators including trends related to (i) weighted average risk rating of commercial loans; (ii) the level of classified and criticized commercial loans; (iii) non performing loans; (iv) net charge-offs and (v) the general economic conditions within the State of Connecticut.

The Company utilizes a risk rating grading matrix to assign a risk grade to each of its commercial loans.  Loans are graded on a scale of 1 to 7.  A description of each rating class is as follows:

Risk Rating 1 (Superior) – This risk rating is assigned to loans secured by cash.

Risk Rating 2 (Good) – This risk rating is assigned to borrowers of high credit quality who have primary and secondary sources of repayment which are well defined and fully confirmed.

Risk Rating 3 (Satisfactory) – This risk rating is assigned to borrowers who are fully responsible for the loan or credit commitment, which has primary and secondary sources of repayment that are well defined and adequately confirmed.  Most credit factors are favorable, and the credit exposure is managed through normal monitoring.

Risk Rating 3.5 (Bankable with Care) – This risk rating is assigned to borrowers who are fully responsible for the loan or credit commitment and the secondary sources of repayment are weak.  These loans may require more than the average amount of attention from the relationship manager.

Risk Rating 4 (Special Mention) – This risk rating is assigned to borrowers which may be adequately protected by the present debt service capacity and tangible net worth of the borrower, but which have potential problems that could, if not checked or corrected, eventually weaken these assets or otherwise jeopardize the repayment of principal and interest as originally intended.  Most credit factors are unfavorable, and the credit exposure requires immediate corrective action.

Risk Rating 5 (Substandard) – This risk rating is assigned to borrowers who have inadequate cash flow or collateral to satisfy their loan obligations as originally defined in the loan agreement.  Substandard loans may be placed on nonaccrual status if the conditions described above are generally met.

Risk Rating 6 (Doubtful) – This risk rating is assigned to a borrower or portion of a borrower’s loan with which the Company is no longer certain of its collectability.  A specific reserve allocation is assigned to this portion of the loan.

Risk Rating 7 (Loss) – This risk rating is assigned to loans which have been charged off or the portion of the loan that has been charged down.  “Loss” does not imply that the loan, or portion of, will never be paid, nor does it imply that there has been a forgiveness of debt.

An age analysis of past-due loans, segregated by class of loans, as of December 31, 2011 and December 31, 2010 is as follows:

					Recorded
			Greater	Total	Investment >
	30-59 Days	60-89 Days	than 90 Days	Past Due	90 Days and Accruing
December 31, 2011:
Real estate:
Residential	$-	$515,759	$429,873	$945,632	$-
Commercial	-	-	250,007	250,007	-
Construction and
land development	-	-	398,901	398,901	-
Home equity	37,845	-	-	37,845	-
Commercial and industrial	-	-	215,000	215,000	-
Consumer	52,130	807	18,106	71,043	-
Total	$89,975	$516,566	$1,311,887	$1,918,428	$-

December 31, 2010:
Real estate:
Residential	$529,324	$-	$324,455	$853,779	$-
Commercial	-	254,548	70,792	325,340	-
Construction and
land development	-	-	1,000,838	1,000,838	-
Commercial and industrial	-	-	203,117	203,117	-
Consumer	72,503	526	8,620	81,649	-
Total	$601,827	$255,074	$1,607,822	$2,464,723	$-

The following table sets forth information regarding nonaccrual loans as of December 31, 2011 and December 31, 2010:

	2011	2010

Real estate:
Residential	$1,185,660	$541,969
Commercial	250,007	325,340
Construction and land development	398,901	1,000,838
Home equity	238,043	420,215
Commercial and industrial	215,000	-
Consumer	18,106	17,183
Total nonaccrual loans	$2,305,717	$2,305,545

Information about loans that meet the definition of an impaired loan in ASC 310-10-35 is as follows as of and for the years ended December 31, 2011 and 2010.

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
December 31, 2011:
With no related allowance recorded:
Real Estate:
Residential	$570,685	$570,685	$-	$563,784	$7,738
Commercial	250,007	318,007	-	315,194	9,068
Home equity	-	-	-	5,610	238
Construction and land development	398,901	752,701	-	683,842	-
Commercial and industrial	215,000	215,000	-	46,081	759

Total impaired with no
related allowance	$1,434,593	$1,856,393	$-	$1,614,511	$17,803

With an allowance recorded:
Real Estate:
Residential	$237,184	$237,184	$62,000	$238,542	$10,503
Total impaired with an
allowance recorded	$237,184	$237,184	$62,000	$238,542	$10,503

Total
Real Estate:
Residential	$807,869	$807,869	$62,000	$802,326	$18,241
Commercial	250,007	318,007	-	315,194	9,068
Home equity	-	-	-	5,610	238
Construction and land development	398,901	752,701	-	683,842	-
Commercial and industrial	215,000	215,000	-	46,081	759
Total impaired loans	$1,671,777	$2,093,577	$62,000	$1,853,053	$28,306

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

December 31, 2010:
With no related allowance recorded:
Real Estate:
Commercial	$325,340	$325,340	$-	$-	$-
Construction and land development	1,000,838	1,000,838	-	-	-
Total impaired with no related
allowance	$1,326,178	$1,326,178	$-	$-	$-

With an allowance recorded:
Real Estate:
Residential	$400,747	$400,747	$79,000	$-	$-
Home equity	7,703	7,703	600	-	-
Total impaired with an
allowance recorded	$408,450	$408,450	$79,600	$-	$-
Total:
Real Estate:
Residential	$400,747	$400,747	$79,000	$-	$-
Commercial	325,340	325,340	-	-	-
Construction and land development	1,000,838	1,000,838	-	-	-
Home equity	7,703	7,703	600	-	-
Total impaired loans	$1,734,628	$1,734,628	$79,600	$-	$-

The average recorded investment and the related amount of interest income recognized during the time the loans were impaired as defined in ASC 310-10-35 is as follows for the year ended December 31 2010:

Recorded
Investment
Average recorded investment in impaired loans
during the year ended December 31, 2010	$2,027,326

Related amount of interest income recognized during the
time, in the year ended December 31, 2010 that the loans
were impaired

Total recognized	$35,260

Amount recognized using a cost-basis method of accounting	$34,380

The following table illustrates certain of the disclosures required by paragraphs 310-10-50-33 through 50-34 as of December 31, 2011:

		Pre-Modification	Post-Modification
		Outstanding Recorded	Outstanding Recorded
	Number of Contracts	Investment	Investment
Troubled Debt Restructurings
Residential	2	$531,370	$570,685

There were no troubled debt restructurings that subsequently defaulted as of December 31, 2011.

There were two loans modified as troubled debt restructures during 2011.  Past-due principal, interest and escrow payments were capitalized to the loans to bring all payments current.  The loans were individually evaluated for impairment and it was determined that no related allowance allocation was necessary.  Both loans were reported as impaired loans and are on non-accrual status as of December 31, 2011.

As of December 31, 2011, there were no commitments to lend additional funds to borrowers whose loans were modified in troubled debt restructurings.

The balance of mortgage servicing rights included in other assets at December 31, 2011 was $158,004.  Mortgage servicing rights of $168,904 were capitalized in 2011.  Amortization of mortgage servicing rights was $6,372 in 2011.  The fair value of these rights was $164,435 as of December 31, 2011.  Following is an analysis of the aggregate changes in the valuation allowance for mortgage servicing rights for the year ended December 31, 2011:

Balance, beginning of year	$
Additions		4,528
Reductions		-
Balance, end of year		$4,528

Mortgage loans serviced for others are not included in the accompanying consolidated balance sheets.  The unpaid principal balances of mortgage loans serviced for others were $25,801,650 as of December 31, 2011.

PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PREMISES AND EQUIPMENT
NOTE 5 - PREMISES AND EQUIPMENT

The following is a summary of premises and equipment as of December 31:

	2011	2010
Leasehold improvements	$1,255,324	$1,178,612
Furniture and equipment	2,575,868	2,369,883
	3,831,192	3,548,495
Accumulated depreciation and amortization	(3,152,112)	(2,986,782)
	$679,080	$561,713

DEPOSITS	12 Months Ended
Dec. 31, 2011
DEPOSITS
NOTE 6 - DEPOSITS

The aggregate amount of time deposit accounts in denominations of $100,000 or more as of December 31, 2011 and 2010 was $34,600,618 and $32,242,306, respectively.

For time deposits as of December 31, 2011, the scheduled maturities for years ended December 31 are:

2012	$59,805,913
2013	7,550,559
2014	4,289,573
2015	3,815,700
2016	1,219,324
Total	$76,681,069

As of December 31, 2011, The Bank has one depositor with total deposits of $26,357,717 or 7.64% of the Company’s total deposits.

SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE	12 Months Ended
Dec. 31, 2011
SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE
NOTE 7 - SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

Securities sold under agreements to repurchase consist of funds borrowed from customers on a short-term basis secured by portions of the Company's investment portfolio.  The securities which were sold have been accounted for not as sales but as borrowings.  The securities consisted of debt securities issued by the U.S. Treasury and other U.S. government sponsored enterprises, corporations and agencies and states and municipalities.  The securities were held in safekeeping by Morgan Stanley, under the control of the Company.  The purchasers have agreed to sell to the Company substantially identical securities at the maturity of the agreements.  The agreements mature generally within three months from date of issue.

FEDERAL HOME LOAN BANK ADVANCES	12 Months Ended
Dec. 31, 2011
FEDERAL HOME LOAN BANK ADVANCES
NOTE 8 - FEDERAL HOME LOAN BANK ADVANCES

Advances consist of funds borrowed from the Federal Home Loan Bank (FHLB). There were no FHLB advances outstanding as of December 31, 2011 and 2010.

Borrowings from the FHLB are secured by a blanket lien on qualified collateral, consisting primarily of loans with first mortgages secured by one to four family properties and other qualified assets.

The Company has a line of credit with the FHLB in the amount of $1,525,000 at December 31, 2011 and 2010.  At December 31, 2011 and 2010, there were no advances outstanding under this line of credit.

INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2011
INCOME TAX EXPENSE
NOTE 9 - INCOME TAX EXPENSE

The components of income tax expense are as follows for the years ended December 31:

	2011	2010
Current:
Federal	$(413,727)	$262,551
State	1,746	99,543
	(411,981)	362,094
Deferred:
Federal	513,214	(1,469)
State	314,616	1,469
	827,830	-
Total income tax expense	$415,849	$362,094

The reasons for the differences between the statutory federal income tax rate and the effective tax rates are summarized as follows for the years ended December 31:

	2011	2010
	% of Income	% of Income
Federal income tax at statutory rate	34.0%	34.0%
Increase (decrease) in tax resulting from:
Tax-exempt income	(17.1)	(15.5)
Other	(1.3)	1.0
Stock-based compensation	-	0.2
State tax expense, net of federal benefit	15.8	4.3
Effective tax rates	31.4%	24.0%

The Company had gross deferred tax assets and gross deferred tax liabilities as follows as of December 31:

	2011	2010
Deferred tax assets:
Allowance for loan losses	$725,299	$798,326
Deferred compensation	125,147	88,146
Other	46,239	-
Impairment of operating lease	53,905	78,988
Write-down of equity securities	-	772,573
Alternative minimum tax carryforward	115,662	115,662
Gross deferred tax assets	1 ,066,252	1,853,695
Deferred tax liabilities:
Depreciation	(20,972)	(15,181)
Deferred loan costs/fees	(163,852)	(127,313)
Other	-	(1,943)
Net unrealized holdings gain on available-for-sale securities	(369,474)	(166,269)
Gross deferred tax liabilities	(554,298)	(310,706)
Net deferred tax asset	$511,954	$1 ,542,989

Deferred tax assets as of December 31, 2011 and 2010 have not been reduced by a valuation allowance because management believes that it is more likely than not that the full amount of deferred taxes will be realized.

As of December 31, 2011, the Company had no operating loss carryovers for income tax purposes.

It is the Company’s policy to provide for uncertain tax positions and the related interest and penalties based upon management’s assessment of whether a tax benefit is more likely than not to be sustained upon examination by tax authorities. As of December 31, 2011 and 2010, there were no material uncertain tax positions related to federal and state income tax matters. The Company is currently open to audit under the statute of limitations by the Internal Revenue Service and state taxing authorities for the years ended December 31, 2008 through December 31, 2011.

In January of 2011, the Bank formed a subsidiary Passive Investment Company (PIC).  Under State of Connecticut statutes, such a company is not subject to Connecticut corporation business taxes.  Provided that the Bank meets the mandated statutory requirements the Company’s Connecticut corporation business taxes should be significantly reduced or eliminated.  During 2011, net income was negatively impacted by approximately $315,000, consisting of certain non-recurring charges incurred in establishing the PIC.

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 10 - COMMITMENTS AND CONTINGENT LIABILITIES

As of December 31, 2011 the Company was obligated under non-cancelable operating leases for bank premises and equipment expiring between March 2013 and May 2016.  The total minimum rental due in future periods under these existing agreements is as follows as of December 31, 2011:

2012	$612,027
2013	487,969
2014	387,419
2015	282,495
2016	47,842
Thereafter	0
Total	$1,817,752

Certain leases contain provisions for escalation of minimum lease payments contingent upon percentage increases in the consumer price index.  Total rental expense amounted to $576,621 and $600,343 for the years ended December 31, 2011 and 2010, respectively.

On November 28, 2008, the Company entered into an agreement with its data processing servicer which ends in five years, and automatically continues for three years, unless terminated by either party with notice.  Under the agreement, the Company must pay a termination fee as described in the agreement if the Company terminates the agreement with notice, before the end of the agreement.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
NOTE 11 - FAIR VALUE MEASUREMENTS

ASC 820-10, “Fair Value Measurements and Disclosures,” provides a framework for measuring fair value under generally accepted accounting principles.  This guidance also allows an entity the irrevocable option to elect fair value for the initial and subsequent measurement for certain financial assets and liabilities on a contract-by-contract basis.

In accordance with ASC 820-10, the Company groups its financial assets and financial liabilities measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value.

Level 1 - Valuations for assets and liabilities traded in active exchange markets, such as the New York Stock Exchange.  Level 1 also includes U.S. Treasury, other U.S. Government and agency mortgage-backed securities that are traded by dealers or brokers in active markets.  Valuations are obtained from readily available pricing sources for market transactions involving identical assets or liabilities.

Level 2 - Valuations for assets and liabilities traded in less active dealer or broker markets.  Valuations are obtained from third party pricing services for identical or comparable assets or liabilities.

Level 3 - Valuations for assets and liabilities that are derived from other methodologies, including option pricing models, discounted cash flow models and similar techniques, are not based on market exchange, dealer, or broker traded transactions.  Level 3 valuations incorporate certain assumptions and projections in determining the fair value assigned to such assets and liabilities.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  The Company did not have any significant transfers of assets between Level 1 and Level 2 of the fair value hierarchy during the year ended December 31, 2011.

A description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, is set forth below.  These valuation methodologies were applied to all of the Company’s financial assets and financial liabilities carried at fair value for December 31, 2011 and 2010.

The Company’s cash instruments are generally classified within Level 1 or Level 2 of the fair value hierarchy because they are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency.

The Company’s investment in obligations of states and municipalities, mortgage-backed securities and other debt securities available-for-sale are generally classified within Level 2 of the fair value hierarchy.  For these securities, we obtain fair value measurements from independent pricing services.  The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. treasury yield curve, trading levels, market consensus prepayment speeds, credit information, and the instrument’s terms and conditions.

Level 3 is for positions that are not traded in active markets or are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments are generally based on available market evidence.  In the absence of such evidence, management’s best estimate is used.  Subsequent to inception, management only changes Level 3 inputs and assumptions when corroborated by evidence such as transactions in similar instruments, completed or pending third-party transactions in the underlying investment or comparable entities, subsequent rounds of financing, recapitalization and other transactions across the capital structure, offerings in the equity or debt markets, and changes in financial ratios or cash flows.

The Company’s impaired loans are reported at the fair value of the underlying collateral if repayment is expected solely from the collateral.  Collateral values are estimated using Level 2 inputs based upon appraisals of similar properties obtained from a third party.  For Level 3 inputs, fair values are based on management estimates.

Other real estate owned values are estimated using Level 2 inputs based upon appraisals of similar properties obtained from a third party.  For Level 3 inputs, fair values are based on management estimates.

The following summarizes assets measured at fair value for the period ending December 31, 2011 and 2010.

ASSETS MEASURED AT FAIR VALUE ON A RECURRING BASIS
	Fair Value Measurements at Reporting Date Using:
		Quoted Prices in	Significant	Significant
		Active Markets for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs

	Total	Level 1	Level 2	Level 3

December 31, 2011:
Debt securities issued by U.S.
government corporations & agencies	$12,542,579	$-	$12,542,579	$-
Obligations of states and
municipalities	13,612,248	-	13,612,248	-
Corporate debt securities	2,484,435	-	2,484,435	-
Mortgage-backed securities	26,866,254	-	26,866,254	-
SBA loan pools	1,353,610	-	1,353,610	-
Totals	$56,859,126	$-	$56,859,126	$-

December 31, 2010:
Debt securities issued by U.S.
government corporations & agencies	$10,791,022	$-	$10,791,022	$-
Obligations of states and
municipalities	11,566,145	-	11,566,145	-
Corporate debt securities	1,022,095	-	1,022,095	-
U.S. government sponsored enterprises
perpetual/callable preferred stocks	34,498	34,498	-	-
Mortgage-backed securities	21,307,113	-	21,307,113	-
SBA loan pools	1,568,324	-	1,568,324	-
Totals	$46,289,197	$34,498	$46,254,699	$

Under certain circumstances we make adjustments to fair value for our assets and liabilities although they are not measured at fair value on an ongoing basis.  The following table presents the financial instruments carried on the consolidated balance sheet by caption and by level in the fair value hierarchy, at December 31, 2011 and 2010, for which a nonrecurring change in fair value has been recorded:

ASSETS MEASURED AT FAIR VALUE ON A NONRECURRING BASIS
	Fair Value Measurements at Reporting Date Using:
		Quoted Prices in	Significant	Significant
		Active Markets for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	Level 1	Level 2	Level 3
December 31, 2011:
Impaired loans	$175,184	$-	$-	$175,184
Totals	$175,184	$-	$-	$175,184

December 31, 2010:
Impaired loans	$328,850	$-	$-	$328,850
Totals	$328,850	$-	$-	$328,850

The estimated fair values of the Company’s financial instruments, all of which are held or issued for purposes other than trading, are as follows as of December 31:
	2011		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Financial assets:
Cash and cash equivalents	$91,880,307	$91,880,307	$30,871,344	$30,871,344
Interest-bearing time deposits with other banks	4,727,801	4,899,000	5,963,426	6,257,000
Available-for-sale securities	56,859,126	56,859,126	46,289,197	46,289,197
Federal Home Loan Bank stock	659,600	659,600	659,600	659,600
Loans, net	214,083,456	220,659,000	202,792,477	204,841,000
Accrued interest receivable	964,093	964,093	904,896	904,896

Financial liabilities:
Deposits	344,777,466	345,515,000	269,279,026	270,082,000
Securities sold under agreements to repurchase	3,547,736	3,547,736	3,235,083	3,235,083

The carrying amounts of financial instruments shown in the above table are included in the consolidated balance sheets under the indicated captions.  Accounting policies related to financial instruments are described in Note 2.

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
FINANCIAL INSTRUMENTS
NOTE 12 - FINANCIAL INSTRUMENTS

The Company is party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers.  These financial instruments include commitments to originate loans, unadvanced funds on loans and standby letters of credit.  The instruments involve, to varying degrees, elements of credit risk in excess of the amount recognized in the balance sheets.  The contract amounts of those instruments reflect the extent of involvement the Company has in particular classes of financial instruments.

The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for loan commitments is represented by the contractual amounts of those instruments.  The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance sheet instruments.

Commitments to originate loans are agreements to lend to a customer provided there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements.  The Company evaluates each customer's creditworthiness on a case-by-case basis.  The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management's credit evaluation of the borrower.  Collateral held varies, but may include secured interests in mortgages, accounts receivable, inventory, property, plant and equipment and income-producing properties.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance by a customer to a third party.  The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers.  As of December 31, 2011 and 2010, the maximum potential amount of the Company’s obligation was $291,740 and $233,400, respectively for financial and standby letters of credit.  The Company’s outstanding letters of credit generally have a term of less than one year.  If a letter of credit is drawn upon, the Company may seek recourse through the customer’s underlying line of credit.  If the customer’s line of credit is also in default, the Company may take possession of the collateral, if any, securing the line of credit.

Notional amounts of financial instrument liabilities with off-balance-sheet credit risk are as follows as of December 31:
	2011	2010
Commitments to originate loans	$4,571,437	$2,701,250
Standby letters of credit	291,740	233,400
Unadvanced portions of loans:
Construction	70,000	4,321,442
Commercial lines of credit	8,059,156	7,857,538
Consumer	673,805	735,355
Home equity	28,715,523	24,119,575
	$42,381,661	$39,968,560

There is no material difference between the notional amounts and the estimated fair values of the above off-balance sheet liabilities.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
NOTE 13 - RELATED PARTY TRANSACTIONS

Certain directors and executive officers of the Company and companies in which they have significant ownership interest were customers of the Bank during 2011.  Total loans to such persons and their companies amounted to $4,934,060 as of December 31, 2011.  During the year ended December 31, 2011 principal payments totaled $1,350,737 and advances amounted to $1,653,622.

Deposits from related parties held by the Company as of December 31, 2011 and 2010 amounted to $812,864 and $4,408,009, respectively.

During 2011 and 2010, the Company paid $61,155 and $56,711, respectively, for rent and related expenses of the Company’s Granby branch office to a company of which a bank director is a principal.  The rent expense for the Granby branch included in Note 10 amounted to $44,935 in 2011 and $43,078 in 2010.

SIGNIFICANT GROUP CONCENTRATIONS OF CREDIT RISK	12 Months Ended
Dec. 31, 2011
SIGNIFICANT GROUP CONCENTRATIONS OF CREDIT RISK
NOTE 14 - SIGNIFICANT GROUP CONCENTRATIONS OF CREDIT RISK

Most of the Company's business activity is with customers located within the state.  There are no concentrations of credit to borrowers that have similar economic characteristics.  The majority of the Company's loan portfolio is comprised of loans collateralized by real estate located in the state of Connecticut.

REGULATORY MATTERS	12 Months Ended
Dec. 31, 2011
REGULATORY MATTERS
NOTE 15 - REGULATORY MATTERS

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Bank’s financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of its assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices.  The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier 1 capital (as defined) to average assets (as defined).  Management believes, as of December 31, 2011 and 2010, that the Bank meets all capital adequacy requirements to which it is subject.

As of December 31, 2011, the most recent notification from the Federal Deposit Insurance Corporation categorized the Bank as well capitalized under the regulatory framework for prompt corrective action.  To be categorized as well capitalized the Bank must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the table.  There are no conditions or events since that notification that management believes have changed the institution's category.

The Bank’s actual capital amounts and ratios are also presented in the table.
					To Be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollar amounts in thousands)
As of December 31, 2011:
Total Capital (to Risk Weighted Assets):
Simsbury Bank & Trust Company, Inc.	$28,390	14.44%	$15,731	≥ 8.0%	$19,664	≥ 10.0%

Tier 1 Capital (to Risk Weighted Assets):
Simsbury Bank & Trust Company, Inc.	25,932	13.19	7,865	≥ 4.0	11,798	≥ 6.0

Tier 1 Capital (to Average Assets):
Simsbury Bank & Trust Company, Inc.	25,932	7.46	13,896	≥ 4.0	17,370	≥ 5.0

As of December 31, 2010:
Total Capital (to Risk Weighted Assets):
Simsbury Bank & Trust Company, Inc.	$23,150	12.66%	$14,624	≥ 8.0%	$18,280	≥ 10.0%

Tier 1 Capital (to Risk Weighted Assets):
Simsbury Bank & Trust Company, Inc.	20,864	11.41	7,312	≥ 4.0	10,968	≥ 6.0

Tier 1 Capital (to Average Assets):
Simsbury Bank & Trust Company, Inc.	20,864	7.00	11,921	≥ 4.0	14,901	≥ 5.0

The declaration of cash dividends is dependent on a number of factors, including regulatory limitations, and the Company's operating results and financial condition.  The stockholders of the Company will be entitled to dividends only when, and if, declared by the Company's Board of Directors out of funds legally available therefore.  The declaration of future dividends will be subject to favorable operating results, financial conditions, tax considerations, and other factors.

Under Connecticut law, the Bank may pay dividends only out of net profits.  The Connecticut Banking Commissioner’s approval is required for dividend payments which exceed the current year’s net profits and retained net profits from the preceding two years.  As of December 31, 2011, the Bank is restricted from declaring dividends to the Company in an amount greater than $1,886,007.

EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFITS
NOTE 16 - EMPLOYEE BENEFITS

The Company sponsors a 401(k) savings and retirement plan.  Employees who were 21 years of age and employed on the plan's effective date were immediately eligible to participate in the plan.  Other employees who have attained age 21 are eligible for membership on the first day of the month following completion of 90 days of service.

The provisions of the 401(k) plan allow eligible employees to contribute subject to IRS limitations.  The Company's matching contribution will be determined at the beginning of the plan year.  The Company's expense under this plan was $91,976 in 2011 and $87,089 in 2010.

The Company entered into Supplemental Executive Retirement Agreements with current and former executive officers.  The agreements require the payment of specified benefits upon retirement over specified periods as described in each agreement.  The total liability for the agreements included in other liabilities was $368,079 at December 31, 2011 and $226,305 at December 31, 2010.  Expenses under these agreements amounted to $146,773 and $73,796, respectively, for the years ended December 31, 2011 and 2010.

The Company entered into employment agreements (the “Agreements”) with the Executive Officers of the Company.  The Agreements provide for severance benefits upon termination following a change in control as defined in the agreements in amounts equal to cash compensation as defined in the agreements, and fringe benefits that the Executive(s) would have received if the Executive(s) would have continued working for an additional two or five years.

STOCK BASED COMPENSATION PLANS	12 Months Ended
Dec. 31, 2011
STOCK BASED COMPENSATION PLANS
NOTE 17 - STOCK BASED COMPENSATION  PLANS

The SBT Bancorp, Inc. 1998 Stock Plan (“1998 Plan”) provided for the granting of options to purchase shares of common stock or the granting of shares of restricted stock up to an aggregate amount of 142,000 shares of common stock of the Company.  Options granted under the 1998 Plan may have been either Incentive Stock Options (“ISOs”) within the meaning of Section 422 of the Internal Revenue Code or non-qualified options which do not qualify as ISOs (“NQOs”).  Effective March 17, 2009, no additional restricted stock awards or stock options may be granted under the 1998 Plan.

On May 10, 2011, the stockholders of SBT Bancorp, Inc. approved the SBT Bancorp, Inc. 2011 Stock Award and Option Plan (“2011 Plan”).  The 2011 Plan provides for the granting of options to purchase shares of common stock or the granting of shares of restricted stock up to an aggregate amount of 100,000 shares of common stock of the Company.  Options granted under the 2011 Plan may be either Incentive Stock Options (“ISOs”) within the meaning of Section 422 of the Internal Revenue Code or non-qualified options which do not qualify as ISOs (“NQOs”).

The exercise price for shares covered by an ISO may not be less than 100% of the fair market value of common stock on the date of grant.  All options must expire no later than ten years from the date of grant.

The Company did not grant any options in 2011 and 2010.

During 2011, the Company granted 11,620 shares of restricted stock with an award value of $234,929, or $20.22 per share.  The restricted shares vest over a three year period.  During 2011, the Company recognized compensation expense related to the restricted shares awarded in the amount of $28,748. Of the 11,620 shares of restricted stock that were granted in 2011, 414 shares were forfeited prior to vesting.

A summary of the status of the Company’s equity plans as of December 31, 2011 and 2010 and changes during the years ended on such dates is presented below:

	2011		2010
		Weighted-Average		Weighted-Average
Fixed Options	Shares	Exercise Price	Shares	Exercise Price
Outstanding at beginning of year	49,875	$30.21	51,189	$30.33
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	(17,064)	30.48	(1,314)	34.90
Outstanding at end of year	32,811	30.07	49,875	30.21

Options exercisable at year-end	32,811	$30.07	49,875	$30.21
Weighted-average fair value of
options granted during the year	N/A		N/A

The following table summarizes information about fixed stock options outstanding as of December 31, 2011:

Options Outstanding and Exercisable
		Weighted-Average
	Number	Remaining	Number
Exercise Price	Outstanding	Contractual Life	Exercisable	Exercise Price

$15.65	1,311	1.2	1,311	$15.65
31.50	21,000	5.0	21,000	31.50
29.00	10,500	5.5	10,500	29.00
$30.07	32,811	5.0	32,811	$30.07

As of December 31, 2011, compensation costs related to stock options granted under the Company’s equity plans  have been fully recognized.  The total value of shares that vested during the years ended December 31, 2011 and 2010 was $ 0 and $9,467, respectively.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE
NOTE 18 – EARNINGS PER SHARE

Reconciliation of the numerators and the denominators of the basic and diluted per share computations for net income available to common stockholders are as follows:

	2011	2010
Basic earnings per share computation:
Net income	$909,530	$1,146,709
Preferred stock net accretion	(134,688)	(40,000)
Cumulative preferred stock dividends	(224,887)	(218,000)
Net income available to common shareholders	$549,955	$888,709

Weighted average shares outstanding, basic	864,986	864,976
Basic earnings per share	$0.64	$1.03

Diluted earnings per share computation:
Net income	$909,530	$1,146,709
Preferred stock net accretion	(134,688)	(40,000)
Cumulative preferred stock dividends	(224,887)	(218,000)
Net income available to common shareholders	$549,955	$888,709

Weighted average shares outstanding, before dilution	864,986	864,976
Dilutive potential shares	4,550	367
Weighted average shares outstanding, assuming dilution	869,536	865,343

Diluted earnings per share	$0.63	$1.03

PREFERRED STOCK	12 Months Ended
Dec. 31, 2011
PREFERRED STOCK
NOTE 19 - PREFERRED STOCK

On March 27, 2009, the Company entered into a Letter Agreement, which includes a Securities Purchase Agreement (together, the “Purchase Agreement”), with the United States Department of the Treasury (“Treasury Department”) pursuant to which the Company has issued and sold to the Treasury Department: (i) 4,000 shares of the Company’s Fixed Rate Cumulative Perpetual Preferred Stock, Series A, no par (the “Series A Preferred Stock”), having a liquidation amount per share of $1,000 for a total purchase price of $4,000,000 and (ii) a warrant (the “Warrant”) to purchase 200.002 shares of the Company’s Fixed Rate Cumulative Perpetual Preferred Stock, Series B, no par (the “Series B Preferred Stock”), with a liquidation amount of $1,000 per share, at an exercise price of $.01.  The Warrant had a ten-year term and was immediately exercisable.  Immediately following the issuance of the Series A Preferred Stock and the Warrant, the Treasury Department exercised its rights under the Warrant to acquire 200 shares of the Series B Preferred Stock through a cashless exercise.

During the year ended December 31, 2011, in connection with the Company’s participation in the Treasury’s Small Business Lending Fund (“SBLF”) program described below, the Company redeemed all of its Series A and B Preferred Stock for $4,200,000.

The Series A Preferred Stock paid cumulative dividends at a rate of 5% per 360-day year for the first five years and thereafter at a rate of 9% per 360-day year.  The Series A Preferred Stock and the Series B Preferred Stock was redeemable by the Company upon payment of the liquidation amount plus accrued and unpaid dividends (the “Redemption Amount”).  The Series A Preferred Stock was generally non-voting.  The Series B Preferred Stock paid cumulative dividends at a rate of 9% per 360-day year.  The Series B Preferred Stock generally had the same rights and privileges as the Series A Preferred Stock.

The Series A Preferred Stock and the Warrant were issued in a private placement exempt from registration pursuant to Section 4(2) of the Securities Act of 1933, as amended.  The Company agreed to register for resale the Series A Preferred Stock and the Series B Preferred Stock upon request of the Treasury Department.  The Purchase Agreement provided that neither the Series A Preferred Stock nor the Series B Preferred Stock were subject to any contractual restrictions on transfer, except that the Treasury Department and its transferees may not affect any transfer of the Series A Preferred Stock or the Series B Preferred Stock that would have caused the Company to otherwise become subject to the periodic reporting requirements of the Securities Exchange Act of 1934.  The Purchase Agreement also provided for certain restrictions on dividend payments and stock repurchases by the Company.

The Company allocated the $4,000,000 in proceeds received from the U.S. Treasury Department between Series A Preferred Stock and Series B Preferred Stock assuming that the Preferred Stock would be replaced with a qualifying equity offering and the Preferred Stock would therefore be redeemed at the end of five years.  The allocation was recorded assuming a discount rate of 12% on the cash flows of each instrument.
The allocation of the proceeds was as follows:

Series A Preferred Stock	$3,770,000
Series B Preferred Stock	230,000
Proceeds received from the Treasury Department	$4,000,000

The Series A Preferred Stock was being accreted over a five-year period so that, at the end of five years, the balance in Series A Preferred Stock would equal $4,000,000.  During the year ended December 31, 2011, in conjunction with the Company’s redemption of the Series A Preferred Stock the remaining accretion was recorded to increase the balance to $4,000,000, the redemption amount.  The aggregate accretion from retained earnings was $149,500 in 2011 and $46,000 in 2010.

The Series B Preferred Stock was being amortized over a five-year period so that, at the end of five years, the balance in Series B Preferred Stock would equal $200,000.  During the year ended December 31, 2011, in conjunction with the Company’s redemption of the Series B Preferred Stock the remaining amortization was recorded to decrease the balance to $200,000, the redemption amount.  The aggregate amortization to retained earnings was $19,500 in 2011 and $6,000 in 2010.

On August 11, 2011, as part of the United States Department of the Treasury (the “Treasury”) Small Business Lending Fund program (the “SBLF”), the Company entered into a Small Business Lending Fund – Securities Purchase Agreement (the “Purchase Agreement”) with the Secretary of the Treasury (the “Secretary”), pursuant to which the Company agreed to issue and sell, and the Secretary agreed to purchase, 9,000 shares of the Company’s Senior Non-cumulative Perpetual Preferred Stock, Series C, having a liquidation  preference of $1,000 per share (the “SBLF Preferred Stock”), for a purchase price of $9,000,000. The SBLF Preferred Stock was issued pursuant to the SBLF program, $30 billion fund established under the Small Business Jobs Act of 2010 that was created to encourage lending to small business by providing capital to qualified community banks with assets of less than $10 billion.

The transaction described above closed on August 11, 2011. The SBLF Preferred Stock has no maturity date and ranks senior to the Company’s common stock with respect to the payment of dividends and distributions and amounts payable upon liquidation, dissolution and winding up of the Company.

The SBLF Preferred Stock qualifies as Tier 1 capital and will pay non-cumulative dividends quarterly on each January 1, April 1, July 1 and October 1, beginning October 1, 2011. The dividend rate can fluctuate on a quarterly basis during the first 10 quarters during which the SBLF Preferred Stock is outstanding, based upon changes in the level of “Qualified Small Business Lending” or “QSBL” (as defined in the Purchase Agreement). Based upon the increase in the Bank’s level of QSBL over the baseline level calculated under the terms of the Purchase Agreement, at December 31, 2011, the dividend rate payable by the Company on the Series C Preferred Stock is 2.34%. For the second through ninth calendar quarters, the dividend rate may be adjusted between one percent (1%) and five percent (5%) per annum to reflect the amount of change in the Bank’s level of QSBL. If the level of the Bank’s qualified small business loans declines so that the percentage increase in QSBL as compared to the baseline level is less than 10% , then the dividend  rate payable on the SBLF Preferred Stock would increase. For the tenth calendar quarter through four and one half years after issuance, the dividend rate will be fixed at between one percent (1%) and seven percent (7%) based upon the increase in QSBL as compared to the baseline. After four and one half years from issuance, the dividend rate will increase to 9% (including a quarterly lending incentive fee of 0.5%).

The SBLF Preferred Stock is non-voting, except in limited circumstances. In the event that the Company misses five dividend payments, whether or not consecutive, the holder of the SBLF Preferred Stock will have the right, but not the obligation, to appoint a representative as an observer on the Company’s Board of Directors.

The SBLF Preferred Stock may be redeemed at any time at the Company’s option, at a redemption price of 100% of the liquidation amount plus accrued but unpaid dividends to the date of redemption for the current period, subject to the approval of the Federal Deposit Insurance Corporation.

Under the terms of the SBLF Preferred Stock, the Company may only declare and pay a dividend on the common stock or other stock junior to the SBLF Preferred Stock, or repurchase shares of any such class or series of stock, if, after payment of such dividend, the dollar amount of the Company’s Tier 1 Capital would be at least 90% of the Signing Date Tier 1 Capital, as set forth in the Certificate of Amendment to the Certificate of Incorporation of the Company fixing the designations, preferences, limitations and relative rights of the SBLF Preferred Stock, excluding any subsequent net charge-offs and any redemption of the SBLF Preferred Stock (the “Tier 1 Dividend Threshold”). The Tier 1 Dividend Threshold is subject to reduction, beginning on the second anniversary of issuance and ending on the tenth anniversary, by 10% for each one percent increase in QSBL over the baseline level.

Pursuant to the Purchase agreement, approximately $4,252,078 of the proceeds from the sale of the SBLF Preferred Stock was used to redeem the 4,000 shares of the Company’s Fixed Rate Cumulative Perpetual Preferred Stock, Series A, and 200 shares of the Company’s Fixed Rate Cumulative Perpetual Preferred Stock, Series B (collectively, the “CPP Preferred Stock”), issued in March 2009 to the Treasury under the Capital Purchase Program (“CPP”), plus the accrued and unpaid dividends owed on the CPP Preferred Stock through the date of closing of the sale of the SBLF Preferred Stock to the Secretary.

LEGAL CONTINGENCIES	12 Months Ended
Dec. 31, 2011
LEGAL CONTINGENCIES
NOTE 20 – LEGAL CONTINGENCIES

Various legal claims also arise from time to time in the normal course of business which, in the opinion of management, will have no material effect on the Company’s consolidated financial statements.

RECLASSIFICATION	12 Months Ended
Dec. 31, 2011
RECLASSIFICATION	NOTE 21 - RECLASSIFICATION Certain amounts in the prior year have been reclassified to be consistent with the current year's statement presentation.